Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Operating activities
Net income (loss)	$ 2,569	$ 2,581	[1]	$ (1,083)	[1]
Net (income) loss attributable to noncontrolling interests	(53)	(63)	[1]	(1)	[1]
Net loss from discontinued operations		(66)	[1]	(270)	[1]
Net income (loss) from continuing operations applicable to common shareholders of The Bank of New York Mellon Corporation	2,516	2,584		(814)
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Provision for credit losses	1	11	[1]	332	[1]
Pension plan contribution	(71)	(46)		(394)
Depreciation and amortization	776	629		711
Deferred tax expense (benefit)	12	1,199	[2]	(1,970)	[2]
Net securities (gains) losses and venture capital (income)	(65)	(57)		5,387
Change in trading activities	(425)	(155)		(636)
Change in accruals and other, net	(533)	(115)		1,192
Net effect of discontinued operations				(27)
Net cash provided by operating activities	2,211	4,050		3,781
Investing activities
Change in interest-bearing deposits with banks	12,983	7,073		(9,635)
Change in interest-bearing deposits with the Federal Reserve and other central banks	(70,787)	(11,187)		45,908
Purchases of securities held-to-maturity	(1,226)	(19)		(114)
Paydowns of securities held-to-maturity	233	255		643
Maturities of securities held-to-maturity	1,127	316		280
Purchases of securities available-for-sale	(42,367)	(23,585)		(28,665)
Sales of securities available-for-sale	9,507	5,981		3,975
Paydowns of securities available-for-sale	8,332	7,944		6,361
Maturities of securities available-for-sale	9,385	2,666		2,001
Net principal (disbursed to) received from loans to customers	(6,863)	310		4,268
Sales of loans and other real estate	604	511		851
Change in federal funds sold and securities purchased under resale agreements	659	(1,634)		(1,545)
Change in seed capital investments	162	(160)		(8)
Purchases of premises and equipment/capitalized software	(642)	(230)		(318)
Acquisitions, net cash	(64)	(2,793)		(364)
Dispositions, net cash		133
Proceeds from the sale of premises and equipment	13	14		6
Other, net	(1,234)	(591)		(987)
Net effect of discontinued operations		59		431
Net cash (used for) provided by investing activities	(80,178)	(14,937)		23,088
Financing activities
Change in deposits	74,252	8,527		(24,774)
Change in federal funds purchased and securities sold under repurchase agreements	665	2,058		2,602
Change in payables to customers and broker-dealers	2,709	(762)		1,447
Change in other borrowed funds	(549)	1,988		(5,717)
Change in commercial paper		(2)		(126)
Net proceeds from the issuance of long-term debt	5,042	1,347		3,350
Repayments of long-term debt	(1,911)	(2,614)		(1,882)
Proceeds from the exercise of stock options	18	31		16
Issuance of common stock	25	697		1,371
Treasury stock acquired	(873)	(41)		(28)
Common cash dividends paid	(593)	(440)		(599)
Series B preferred stock repurchased				(3,000)
Common stock warrant repurchased				(136)
Preferred dividends paid				(73)
Other, net	(20)	1		4
Net effect of discontinued operations				(428)
Net cash provided by (used for) financing activities	78,765	10,790		(27,973)
Effect of exchange rate changes on cash	(298)	40		(53)
Change in cash and due from banks
Change in cash and due from banks	500	(57)		(1,157)
Cash and due from banks at beginning of period	3,675	3,732		4,889
Cash and due from banks at end of period	4,175	3,675		3,732
Supplemental disclosures
Interest paid	586	591		682
Income taxes paid	640	699		2,392
Income taxes refunded	$ 136	$ 197		$ 664

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.
[2]	Based on continuing operations for 2010 and 2009.